UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2015

Annual Report
to Shareholders

Deutsche EAFE® Equity Index Fund

Contents

3 Letter to Shareholders

5 Portfolio Management Review

11 Performance Summary

13 Investment Portfolio

39 Statement of Assets and Liabilities

41 Statement of Operations

43 Statement of Changes in Net Assets

44 Financial Highlights

45 Notes to Financial Statements

56 Report of Independent Registered Public Accounting Firm

57 Information About Your Fund's Expenses

59 Tax Information

60 Advisory Agreement Board Considerations and Fee Evaluation

65 Board Members and Officers

70 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board (the Fed) would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Portfolio Management Review (Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Institutional Class shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 11 through 12 for more complete performance information.

Investment Objective

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE Index, which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.

Deutsche EAFE® Equity Index Fund produced a total return of –0.74% in 2015, which compares with a return of –0.81% for its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index. The MSCI EAFE’s decline, while modest, represents the second consecutive year of negative returns for the index.

The international equity markets experienced a challenging environment during 2015. After gaining ground in the first six months of the year, global equities weakened during the second half due to concerns about slowing global growth. Worries about growth in China and other emerging markets were a particularly important headwind to performance, highlighted by the August to September sell-off that followed China’s decision to devalue its currency. Falling prices for oil and other raw materials also had a negative impact on market performance. In addition to pressuring returns for the commodity-related equities in the index, the downturn in oil raised concerns about the underlying health of the global economy.

The Pacific region outperformed Europe by a healthy margin during 2015. While non-Japan Asia (i.e., Hong Kong, Singapore and Australia) lost ground due to the impact that China’s slowing growth had on the region, Japanese stocks more than made up for this shortfall. The Bank of Japan maintained a highly aggressive monetary policy, which aided the nation’s growth prospects and encouraged investors to move into higher-risk assets. These trends helped boost the performance of the many industrial and financial stocks in the Japanese market, as well as more defensive companies such as Nippon Telegraph & Telephone Corp. and Japan Tobacco, Inc.

The European Central Bank also pursued an aggressive monetary policy, but the region nonetheless finished the year in the red. Economic growth remains stagnant across the region, and inflation has stayed stubbornly close to zero. With Europe’s economic recovery still shallow and unstable at this early stage, investors grew concerned that any slowdown in global growth could push the region into a recession. Against this backdrop, all three of the region’s major markets — the United Kingdom, France and Germany — finished the year with negative returns in U.S. dollar terms.

For the third consecutive calendar year, currency translation had a negative impact on the returns of international equities for U.S. based investors. The relative strength of the U.S. economy, together with the fact that the U.S. Federal Reserve Board (the Fed) tightened policy while the major non-U.S. central banks continued to provide accommodation, led to weakness in foreign currencies vs. the U.S. dollar during 2015. The MSCI EAFE Index returned 5.33% in local currency terms for the year, indicating that currency weakness cost the index –6.14 percentage points of performance.

Positive Attribution

The uncertain market backdrop aided the performance of defensive stocks with a lower degree of volatility, which enabled consumer staples to finish as the leading performer among the 10 major sectors. The consumer staples group was home to many of the year’s top individual contributors to index performance, including Anheuser-Busch InBev SA, Nestle SA and Imperial Tobacco Group PLC, among several others. Telecommunications stocks also benefited from the market’s preference for defensive investments, with many companies in the group bucking the broader-market trend to finish the year with a double-digit gain.

Concerns about global growth also aided the shares of companies with the ability to generate organic earnings gains independent of broader economic conditions, which fueled relative strength for the health care and technology sectors. The health care stock Novo Nordisk AS was the leading individual contributor in the index for 2015, thanks to the U.S. Food and Drug Administration’s approval of two of the company’s diabetes treatments. Roche Holding AG. and Teva Pharmaceutical Industries Ltd. also made robust positive contributions to performance within health care. In technology, notable winners included SAP SE and Murata Manufacturing Co., Ltd. The consumer discretionary sector also outperformed the broader market during the year due to the strength of automobile stocks across both Europe and Japan.

Aside from Japan, the year’s best-performing countries were Denmark and Belgium, both of which delivered double-digit gains, as well as Italy, the Netherlands and Switzerland.

"After gaining ground in the first six months of the year, global equities weakened during the second half due to concerns about slowing global growth."

Negative Attribution

Energy and materials were by far the worst-performing sectors in the MSCI EAFE Index during 2015. The prices of oil and gas fell sharply, depressing energy companies’ profits and leading to questions about the long-term viability of many of the sector’s smaller players. Even large-cap stocks were not immune, as integrated giants such as Royal Dutch Shell PLC and BP PLC finished in the red. The downturn in oil was accompanied by weakness across the commodities complex, which weighed heavily on the performance of the materials sector. The mining companies Glencore PLC, BHP Billiton Ltd. and Anglo American PLC were the leading detractors in the group. Utility stocks also suffered a loss during the year, with the German electric utilities E.ON SE and RWE AG representing the sector’s most significant detractors. The financial sector lagged the broader market as well, with many of the largest declines occurring among banks with exposure to the emerging markets.

The downturn in energy and mining shares translated to underperformance for the United Kingdom and Australia, where both sectors are heavily represented. Spain was the worst-performing major market in Europe, reflecting the country’s continued economic stagnation and the impact that Latin America’s slowing growth had on the Spanish financial sector. Accordingly, the Spanish bank Banco Santander SA was the worst individual performer in the index during 2015. Singapore also underperformed the broader index by a wide margin, which reflects the country’s close ties to the slowing Chinese economy.

Outlook and Positioning

We made no changes in the fund’s strategy, as our goal is to replicate the return and risk characteristics of the index. To this end, all changes made to the index were incorporated in the fund in order to maintain proper tracking. The index itself provides broad-based exposure to 21 of the largest developed markets outside the United States, across all sectors of the economy. We will continue to follow a passive strategy designed to provide returns that approximate those of the benchmark index.

Ten Largest Equity Holdings at December 31, 2015 (12.1% of Net Assets)	Country	Percent
1. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.9%
2. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.6%
3. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.5%
4. Toyota Motor Corp. Manufacturer of diversified automotive products	Japan	1.4%
5. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.2%
6. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.2%
7. Novo Nordisk AS Develops, produces and markets pharmaceutical products	Denmark	0.9%
8. Commonwealth Bank of Australia Provides banking, life insurance and related services for individuals and small businesses	Australia	0.8%
9. Bayer AG Produces and markets health care and agricultural products	Germany	0.8%
10. British American Tobacco PLC Manufactures, markets and sells cigarettes and other tobacco products	United Kingdom	0.8%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 13. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 70 for contact information.

Portfolio Management Team

Patrick Dwyer. Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2015.

— Head of the International Equity Index group in Chicago.

— Prior to his current role, he was a senior portfolio manager responsible for the management of international equity index portfolios in developed, emerging, and frontier markets, and currency and futures overlays for Northern Trust. Prior to joining Northern Trust in 2003, he participated in the Deutsche Asset Management graduate training program.

— BS, Rutgers University.

Thomas O'Brien, CFA. Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2013.

— Portfolio Manager for the International Equity Index group in Chicago.

— Prior to joining Northern Trust in November 2004, he was a Principal at State Street Global Advisors focusing on US index strategies.

— BS, University of Rhode Island; MBA, Suffolk University.

Terms to Know

The MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Consumer staples are the industries that manufacture and sell products such as food and beverages, prescription drugs and household products.

Contribution incorporates both a stock’s total return and its weighting in the index.

The consumer discretionary sector represents industries that produce goods and services that are not necessities in everyday life.

Performance Summary December 31, 2015 (Unaudited)

Institutional Class	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/15
No Sales Charges	–0.74%	3.33%	2.76%
MSCI EAFE® Index†	–0.81%	3.60%	3.03%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated May 1, 2015 is 0.49% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.

Growth of an Assumed $1,000,000 Investment
■ Deutsche EAFE® Equity Index Fund — Institutional Class ■ MSCI EAFE® Index†

Yearly periods ended December 31

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

† MSCI EAFE Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Returns reflect reinvestment of dividends net of withholding taxes. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

Institutional Class
Net Asset Value
12/31/15	$ 7.04
12/31/14	$ 13.38
Distribution Information as of 12/31/15
Income Dividends, Twelve Months	$ 1.12
Capital Gain Distributions, Twelve Months	$ 5.16

Investment Portfolio as of December 31, 2015

	Shares	Value ($)

Common Stocks 98.0%
Australia 6.8%
AGL Energy Ltd.	2,845	37,324
Alumina Ltd.	16,106	13,459
Amcor Ltd.	4,915	47,981
AMP Ltd.	13,218	55,851
APA Group (Units)	4,254	26,805
Aristocrat Leisure Ltd.	2,726	20,210
Asciano Group	3,555	22,602
ASX Ltd.	1,052	32,425
Aurizon Holdings Ltd.	8,973	28,512
AusNet Services (Units)	11,055	11,925
Australia & New Zealand Banking Group Ltd.	13,504	273,359
Bank of Queensland Ltd.	1,667	16,875
Bendigo & Adelaide Bank Ltd.	1,586	13,761
BGP Holdings PLC*	328,818	9,434
BHP Billiton Ltd.	14,730	190,404
BHP Billiton PLC	9,870	111,238
Boral Ltd.	3,808	16,329
Brambles Ltd.	7,847	65,917
Caltex Australia Ltd.	1,081	29,612
Challenger Ltd.	969	6,133
CIMIC Group Ltd.	648	11,416
Coca-Cola Amatil Ltd.	2,904	19,594
Cochlear Ltd.	260	18,051
Commonwealth Bank of Australia	7,857	486,969
Computershare Ltd.	2,427	20,422
Crown Resorts Ltd.	1,745	15,817
CSL Ltd.	2,125	162,781
Dexus Property Group (REIT)	5,207	28,323
DUET Group (Units)	7,739	12,824
Flight Centre Travel Group Ltd.	353	10,243
Fortescue Metals Group Ltd. (a)	9,929	13,416
Goodman Group (REIT)	7,636	34,696
GPT Group (REIT)	9,678	33,529
Harvey Norman Holdings Ltd.	3,541	10,747
Healthscope Ltd.	7,180	13,873
Iluka Resources Ltd.	2,670	11,837
Incitec Pivot Ltd.	9,020	25,849
Insurance Australia Group Ltd.	10,150	40,951
LendLease Group (Units)	2,985	30,905
Macquarie Group Ltd.	1,319	79,037
Medibank Private Ltd.	14,863	23,286
Mirvac Group (REIT) (Units)	19,921	28,607
National Australia Bank Ltd.	12,257	268,419
Newcrest Mining Ltd.*	3,391	31,943
Oil Search Ltd.	7,279	35,428
Orica Ltd.	1,996	22,405
Origin Energy Ltd.	6,798	23,231
Platinum Asset Management Ltd.	1,489	8,736
Qantas Airways Ltd.*	3,288	9,779
QBE Insurance Group Ltd.	6,155	56,150
Ramsay Health Care Ltd.	476	23,511
REA Group Ltd.	336	13,436
Santos Ltd.	8,957	24,134
Scentre Group (REIT)	23,827	72,322
SEEK Ltd.	1,080	12,044
Sonic Healthcare Ltd.	2,068	26,899
South32 Ltd.*	28,924	22,447
Stockland (REIT) (Units)	10,160	30,229
Suncorp Group Ltd.	5,614	49,463
Sydney Airport (Units)	5,860	27,045
TABCORP Holdings Ltd.	2,272	7,764
Tatts Group Ltd.	6,882	21,893
Telstra Corp., Ltd.	19,670	80,141
TPG Telecom Ltd.	1,772	12,722
Transurban Group (Units)	10,093	76,803
Treasury Wine Estates Ltd.	4,153	24,968
Vicinity Centres (REIT)	13,156	26,843
Wesfarmers Ltd.	5,131	155,164
Westfield Corp. (REIT)	9,214	63,505
Westpac Banking Corp.	15,338	373,312
Woodside Petroleum Ltd.	3,483	72,837
Woolworths Ltd.	5,864	104,090
(Cost $1,941,584)		3,940,992
Austria 0.2%
Andritz AG	402	19,693
Erste Group Bank AG*	1,189	37,483
OMV AG	575	16,369
Raiffeisen Bank International AG*	747	10,969
Voestalpine AG	608	18,693
(Cost $73,943)		103,207
Belgium 1.4%
Ageas	892	41,380
Anheuser-Busch InBev SA	3,720	460,507
Colruyt SA	349	17,967
Delhaize Group SA	458	44,668
Groupe Bruxelles Lambert SA	197	16,796
KBC GROEP NV	1,121	70,222
Proximus SA	825	26,887
Solvay SA	290	31,034
Telenet Group Holding NV*	335	18,150
UCB SA	636	57,366
Umicore SA	485	20,309
(Cost $254,714)		805,286
Denmark 1.9%
A P Moller-Maersk AS "A"	21	27,272
A P Moller-Maersk AS "B"	31	40,659
Carlsberg AS "B"	522	46,256
Chr Hansen Holding AS	515	32,448
Coloplast AS "B"	451	36,719
Danske Bank AS	3,137	84,472
DSV AS	1,006	39,809
ISS AS	805	29,215
Novo Nordisk AS ''B"	9,070	528,105
Novozymes AS "B"	1,054	50,734
Pandora AS	513	64,851
TDC AS	4,355	21,814
Tryg AS	322	6,466
Vestas Wind Systems AS	1,062	74,749
William Demant Holding AS*	111	10,642
(Cost $313,461)		1,094,211
Finland 0.9%
Elisa Oyj	772	29,036
Fortum Oyj	1,946	29,644
Kone Oyj "B"	1,578	66,995
Metso Corp.	519	11,708
Neste Oyj	545	16,286
Nokia Oyj	17,560	125,681
Nokian Renkaat Oyj	595	21,373
Orion Oyj "B"	539	18,657
Sampo Oyj "A"	2,130	108,155
Stora Enso Oyj "R"	2,974	27,122
UPM-Kymmene Oyj	2,655	49,606
Wartsila Oyj	628	28,637
(Cost $188,678)		532,900
France 9.5%
Accor SA	913	39,716
Aeroports de Paris	120	13,993
Air Liquide SA	1,576	177,908
Airbus Group SE	2,707	182,386
Alcatel-Lucent*	12,776	50,678
Alstom SA*	836	25,620
Arkema	354	24,896
Atos SE	374	31,516
AXA SA	9,247	253,970
BNP Paribas SA	4,950	281,518
Bollore SA	4,646	21,773
Bouygues SA	1,065	42,324
Bureau Veritas SA	1,444	28,888
Cap Gemini SA	770	71,830
Carrefour SA	2,613	75,694
Casino Guichard-Perrachon SA	267	12,362
Christian Dior SE	238	40,559
Cie Generale des Etablissements Michelin	810	77,523
CNP Assurances	487	6,583
Compagnie de Saint-Gobain	2,328	101,043
Credit Agricole SA	4,760	56,390
DANONE SA	2,701	182,736
Dassault Systemes SA	636	51,005
Edenred	970	18,417
Electricite de France SA	1,302	19,264
Engie SA	6,914	122,906
Essilor International SA	979	122,436
Eurazeo SA	131	9,013
Eutelsat Communications	706	21,200
Fonciere des Regions (REIT)	191	17,144
Gecina SA (REIT)	186	22,678
Groupe Eurotunnel SE (Registered)	2,552	31,817
Hermes International	114	38,589
Icade (REIT)	212	14,252
Iliad SA	143	34,265
Imerys SA	218	15,278
Ingenico Group SA	234	29,694
JC Decaux SA	311	11,937
Kering	352	60,535
Klepierre (REIT)	1,050	46,831
L'Oreal SA	1,155	195,266
Lagardere SCA	390	11,673
Legrand SA	1,188	67,513
LVMH Moet Hennessy Louis Vuitton SE	1,282	202,144
Natixis SA	5,086	28,864
Numericable-SFR	568	20,679
Orange SA	9,523	160,625
Pernod Ricard SA	1,004	114,998
Peugeot SA*	2,153	37,945
Publicis Groupe	870	58,175
Remy Cointreau SA	155	11,124
Renault SA	885	89,381
Rexel SA	1,494	19,945
Safran SA	1,471	101,214
Sanofi	5,463	466,454
Schneider Electric SE (b)	350	20,095
Schneider Electric SE (b)	2,335	133,476
SCOR SE	835	31,470
Societe BIC SA	155	25,543
Societe Generale	3,314	153,595
Sodexo SA	410	40,225
Suez Environnement Co.	1,070	20,111
Technip SA	569	28,352
Thales SA	451	33,914
TOTAL SA	10,049	451,362
Unibail-Rodamco SE (REIT) (b)	216	55,023
Unibail-Rodamco SE (REIT) (b)	250	63,367
Valeo SA	366	56,811
Veolia Environnement	2,044	48,636
VINCI SA	2,300	147,987
Vivendi SA	5,467	118,343
Wendel	97	11,555
Zodiac Aerospace	1,092	26,104
(Cost $3,023,319)		5,539,136
Germany 8.5%
adidas AG	975	95,231
Allianz SE (Registered)	2,111	374,055
Axel Springer SE	284	15,846
BASF SE	4,334	331,814
Bayer AG (Registered)	3,826	486,290
Bayerische Motoren Werke (BMW) AG	1,514	158,977
Beiersdorf AG	518	47,382
Brenntag AG	655	34,036
Commerzbank AG*	4,452	46,303
Continental AG	500	122,000
Daimler AG (Registered)	4,530	379,723
Deutsche Bank AG (Registered) (c)	6,606	161,391
Deutsche Boerse AG	865	76,214
Deutsche Lufthansa AG (Registered)*	841	13,325
Deutsche Post AG (Registered)	4,610	129,963
Deutsche Telekom AG (Registered)	14,845	268,181
Deutsche Wohnen AG (Bearer)	1,458	40,607
E.ON SE	9,345	90,651
Evonik Industries AG	757	25,266
Fraport AG	265	16,986
Fresenius Medical Care AG & Co. KGaA	987	83,205
Fresenius SE & Co. KGaA	1,735	124,334
GEA Group AG	968	39,348
Hannover Rueck SE	257	29,410
HeidelbergCement AG	597	48,920
Henkel AG & Co. KGaA	461	44,425
Hugo Boss AG	365	30,418
Infineon Technologies AG	5,060	74,368
K+S AG (Registered)	1,034	26,627
Kabel Deutschland Holding AG	84	10,420
LANXESS AG	495	22,961
Linde AG	886	128,895
MAN SE	123	12,382
Merck KGaA	584	57,211
Metro AG	967	31,064
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	797	159,779
OSRAM Licht AG	482	20,263
ProSiebenSat.1 Media SE	992	50,271
RWE AG	2,259	28,784
SAP SE	4,632	369,593
Siemens AG (Registered)	3,728	366,651
Symrise AG	587	39,055
Telefonica Deutschland Holding AG	2,107	11,166
ThyssenKrupp AG	1,535	30,470
TUI AG	2,145	38,294
United Internet AG (Registered)	522	28,707
Volkswagen AG	191	29,559
Vonovia SE	2,183	67,816
Zalando SE 144A*	415	16,416
(Cost $2,433,774)		4,935,053
Hong Kong 3.1%
AIA Group Ltd.	56,081	337,071
ASM Pacific Technology Ltd.	1,500	11,811
Bank of East Asia Ltd.	6,305	23,432
BOC Hong Kong (Holdings) Ltd.	16,821	51,124
Cathay Pacific Airways Ltd.	8,000	13,839
Cheung Kong Infrastructure Holdings Ltd.	3,000	27,715
Cheung Kong Property Holdings Ltd.	13,348	87,407
CK Hutchison Holdings Ltd.	12,848	172,594
CLP Holdings Ltd.	8,774	74,639
First Pacific Co., Ltd.	14,544	9,658
Galaxy Entertainment Group Ltd.	12,497	39,243
Hang Lung Properties Ltd.	12,000	27,320
Hang Seng Bank Ltd.	3,600	68,701
Henderson Land Development Co., Ltd.	5,958	36,388
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)	14,991	12,564
HKT Trust & HKT Ltd. (Units)	10,920	14,021
Hong Kong & China Gas Co., Ltd.	32,451	63,839
Hong Kong Exchanges & Clearing Ltd.	5,439	138,606
Hongkong Land Holdings Ltd.	3,300	23,063
Hysan Development Co., Ltd.	3,773	15,527
Kerry Properties Ltd.	3,932	10,765
Li & Fung Ltd.	32,240	21,914
Link (REIT)	11,153	66,908
Melco Crown Entertainment Ltd. (ADR)	500	8,400
MGM China Holdings Ltd.	5,897	7,379
MTR Corp., Ltd.	6,155	30,479
New World Development Co., Ltd.	10,617	10,452
Noble Group Ltd.	30,191	8,479
NWS Holdings Ltd.	9,531	14,165
Power Assets Holdings Ltd.	6,500	59,785
Shangri-La Asia Ltd.	7,540	7,400
Sino Land Co., Ltd.	16,313	23,836
SJM Holdings Ltd.	12,337	8,787
Sun Hung Kai Properties Ltd.	7,688	92,858
Swire Pacific Ltd. "A"	3,000	33,854
Swire Properties Ltd.	2,800	8,064
Techtronic Industries Co., Ltd.	7,499	30,593
WH Group Ltd. 144A*	28,000	15,641
Wharf Holdings Ltd.	5,750	31,984
Wheelock & Co., Ltd.	5,000	21,182
Yue Yuen Industrial (Holdings) Ltd.	4,500	15,291
(Cost $882,640)		1,776,778
Ireland 0.9%
Bank of Ireland*	122,252	44,906
CRH PLC (b)	3,829	111,165
CRH PLC (b)	56	1,625
Experian PLC	4,316	76,604
James Hardie Industries SE (CDI)	2,446	30,967
Kerry Group PLC "A" (b)	641	53,544
Kerry Group PLC "A" (b)	111	9,205
Shire PLC	2,713	187,621
(Cost $195,393)		515,637
Israel 0.8%
Azrieli Group	232	8,662
Bank Hapoalim BM	5,762	29,780
Bank Leumi Le-Israel BM*	7,593	26,346
Bezeq Israeli Telecommunication Corp., Ltd.	9,927	21,911
Check Point Software Technologies Ltd.* (d)	300	24,414
Delek Group Ltd.	30	6,012
Israel Chemicals Ltd.	3,243	13,177
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.	883	10,559
Mobileye NV* (e)	400	16,912
NICE Systems Ltd.	261	14,944
Teva Pharmaceutical Industries Ltd.	4,281	279,765
(Cost $377,696)		452,483
Italy 2.1%
Assicurazioni Generali SpA	5,448	100,027
Atlantia SpA	2,054	54,731
Banca Monte dei Paschi di Siena SpA*	13,665	18,231
Banco Popolare SC*	1,964	27,289
Enel Green Power SpA	5,877	12,020
Enel SpA	33,716	142,163
Eni SpA	11,649	174,803
EXOR SpA	532	24,248
Finmeccanica SpA*	2,196	30,704
Intesa Sanpaolo	58,182	194,840
Intesa Sanpaolo (RSP)	2,413	7,419
Luxottica Group SpA	767	50,226
Mediobanca SpA	3,056	29,255
Prysmian SpA	1,045	22,983
Saipem SpA*	841	6,861
Snam SpA	10,361	54,256
Telecom Italia SpA*	57,156	72,568
Telecom Italia SpA (RSP)	22,796	23,403
Terna — Rete Elettrica Nationale SpA	6,625	34,293
UBI Banca — Unione di Banche Italiane SpA	3,251	21,902
UniCredit SpA	22,906	127,367
UnipolSai SpA	5,800	15,050
(Cost $980,220)		1,244,639
Japan 23.1%
ABC-Mart, Inc.	100	5,484
Acom Co., Ltd.*	2,500	11,876
Aeon Co., Ltd.	2,900	44,944
AEON Financial Service Co., Ltd.	630	14,115
AEON Mall Co., Ltd.	700	12,031
Air Water, Inc.	553	8,897
Aisin Seiki Co., Ltd.	1,000	43,366
Ajinomoto Co., Inc.	2,000	47,720
Alfresa Holdings Corp.	600	11,864
Alps Electric Co., Ltd.	900	24,680
Amada Holdings Co., Ltd.	2,200	21,006
ANA Holdings, Inc.	6,000	17,371
Aozora Bank Ltd.	6,000	21,003
Asahi Glass Co., Ltd.	5,000	28,844
Asahi Group Holdings Ltd.	1,800	56,551
Asahi Kasei Corp.	5,000	34,095
ASICS Corp.	900	18,674
Astellas Pharma, Inc.	10,100	145,031
Bandai Namco Holdings, Inc.	950	20,035
Benesse Holdings, Inc.	400	11,543
Bridgestone Corp.	3,100	107,097
Brother Industries Ltd.	1,500	17,391
Calbee, Inc.	300	12,677
Canon, Inc.	5,100	155,265
Casio Computer Co., Ltd.	1,000	23,582
Central Japan Railway Co.	700	125,272
Chubu Electric Power Co., Inc.	2,700	37,019
Chugai Pharmaceutical Co., Ltd.	1,000	35,152
Chugoku Electric Power Co., Inc.	1,600	21,235
Citizen Holdings Co., Ltd.	1,700	12,319
Credit Saison Co., Ltd.	900	17,757
Dai Nippon Printing Co., Ltd.	3,000	29,952
Dai-ichi Life Insurance Co., Ltd.	4,600	76,790
Daicel Corp.	1,600	23,883
Daihatsu Motor Co., Ltd.	1,200	16,304
Daiichi Sankyo Co., Ltd.	3,000	62,433
Daikin Industries Ltd.	1,000	73,596
Daito Trust Construction Co., Ltd.	300	34,874
Daiwa House Industry Co., Ltd.	2,700	78,319
Daiwa Securities Group, Inc.	7,000	43,087
Denso Corp.	2,300	110,929
Dentsu, Inc.	1,000	54,808
Don Quijote Holdings Co., Ltd.	600	21,227
East Japan Railway Co.	1,539	145,945
Eisai Co., Ltd.	1,100	73,307
Electric Power Development Co., Ltd.	800	28,671
FamilyMart Co., Ltd.	200	9,347
FANUC Corp.	900	156,812
Fast Retailing Co., Ltd.	200	70,647
Fuji Electric Co., Ltd.	3,000	12,668
Fuji Heavy Industries Ltd.	2,782	115,701
Fujifilm Holdings Corp.	2,100	88,190
Fujitsu Ltd.	8,000	40,189
Fukuoka Financial Group, Inc.	4,000	19,879
GungHo Online Entertainment, Inc.	2,600	7,066
Hakuhodo Dy Holdings, Inc.	1,500	16,372
Hamamatsu Photonics KK	700	19,343
Hankyu Hanshin Holdings, Inc.	6,000	39,008
Hikari Tsushin, Inc.	100	6,812
Hino Motors Ltd.	1,100	12,813
Hirose Electric Co., Ltd.	100	12,124
Hisamitsu Pharmaceutical Co., Inc.	200	8,404
Hitachi Chemical Co., Ltd.	700	11,197
Hitachi Construction Machinery Co., Ltd.	700	10,983
Hitachi High-Technologies Corp.	400	10,793
Hitachi Ltd.	23,000	131,413
Hitachi Metals Ltd.	1,100	13,692
Hokuhoku Financial Group, Inc.	4,000	8,158
Hokuriku Electric Power Co.	1,100	16,281
Honda Motor Co., Ltd.	7,500	242,301
Hoshizaki Electric Co., Ltd.	200	12,454
Hoya Corp.	1,900	78,269
Hulic Co., Ltd.	1,900	16,692
Idemitsu Kosan Co., Ltd.	600	9,667
IHI Corp.	6,000	16,566
Iida Group Holdings Co., Ltd.	900	16,720
INPEX Corp.	4,700	46,385
Isetan Mitsukoshi Holdings Ltd.	1,920	25,077
Isuzu Motors Ltd.	3,200	34,758
Itochu Corp.	7,200	85,816
Itochu Techno-Solutions Corp.	300	5,986
J. Front Retailing Co., Ltd.	1,200	17,434
Japan Airlines Co., Ltd.	600	21,561
Japan Airport Terminal Co., Ltd.	200	8,871
Japan Exchange Group, Inc.	2,700	42,280
Japan Post Bank Co., Ltd.*	1,500	21,839
Japan Post Holdings Co., Ltd.*	1,900	29,481
Japan Prime Realty Investment Corp. (REIT)	5	17,080
Japan Real Estate Investment Corp. (REIT)	7	33,991
Japan Retail Fund Investment Corp. (REIT)	13	25,066
Japan Tobacco, Inc.	5,000	183,989
JFE Holdings, Inc.	2,125	33,352
JGC Corp.	1,000	15,430
JSR Corp.	1,200	18,857
JTEKT Corp.	1,000	16,409
JX Holdings, Inc.	11,000	46,482
Kajima Corp.	3,000	18,004
Kakaku.com, Inc.	900	17,757
Kamigumi Co., Ltd.	1,000	8,636
Kaneka Corp.	1,000	10,411
Kansai Electric Power Co., Inc.*	3,000	36,252
Kansai Paint Co., Ltd.	1,200	18,220
Kao Corp.	2,400	124,240
Kawasaki Heavy Industries Ltd.	8,000	29,894
KDDI Corp.	8,000	209,466
Keihan Electric Railway Co., Ltd.	3,000	20,084
Keikyu Corp.	2,000	16,541
Keio Corp.	3,000	25,971
Keisei Electric Railway Co., Ltd.	1,000	12,756
Keyence Corp.	170	94,132
Kintetsu Group Holdings Co., Ltd.	6,900	28,093
Kirin Holdings Co., Ltd.	3,600	49,154
Kobe Steel Ltd.	13,000	14,274
Koito Manufacturing Co., Ltd.	558	22,931
Komatsu Ltd.	4,300	70,745
Konami Holdings Corp.	600	14,377
Konica Minolta, Inc.	2,500	25,281
Kose Corp.	100	9,261
Kubota Corp.	5,000	78,124
Kuraray Co., Ltd.	1,600	19,472
Kurita Water Industries Ltd.	700	14,762
Kyocera Corp.	1,600	74,892
Kyowa Hakko Kirin Co., Ltd.	910	14,387
Kyushu Electric Power Co., Inc.*	2,300	25,288
Kyushu Financial Group, Inc.*	2,000	14,094
Lawson, Inc.	300	24,374
LIXIL Group Corp.	1,448	32,368
M3, Inc.	1,000	20,769
Mabuchi Motor Co., Ltd.	300	16,295
Makita Corp.	600	34,886
Marubeni Corp.	7,100	36,733
Marui Group Co., Ltd.	1,000	16,409
Maruichi Steel Tube Ltd.	300	8,877
Mazda Motor Corp.	2,500	52,129
McDonald's Holdings Co. (Japan), Ltd.	400	8,697
Medipal Holdings Corp.	900	15,461
MEIJI Holdings Co., Ltd.	600	49,587
Minebea Co., Ltd.	1,000	8,643
Miraca Holdings, Inc.	307	13,540
Mitsubishi Chemical Holdings Corp.	7,100	45,465
Mitsubishi Corp.	5,900	98,946
Mitsubishi Electric Corp.	9,000	95,367
Mitsubishi Estate Co., Ltd.	6,000	125,493
Mitsubishi Gas Chemical Co., Inc.	2,000	10,245
Mitsubishi Heavy Industries Ltd.	15,000	65,737
Mitsubishi Materials Corp.	6,000	18,922
Mitsubishi Motors Corp.	3,500	29,846
Mitsubishi Tanabe Pharma Corp.	1,200	20,823
Mitsubishi UFJ Financial Group, Inc.	58,100	363,244
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,100	16,102
Mitsui & Co., Ltd.	7,000	83,714
Mitsui Chemicals, Inc.	3,000	13,451
Mitsui Fudosan Co., Ltd.	4,000	101,216
Mitsui O.S.K Lines Ltd.	7,000	17,778
Mixi, Inc.	200	7,499
Mizuho Financial Group, Inc.	108,190	217,927
MS&AD Insurance Group Holdings, Inc.	2,500	73,953
Murata Manufacturing Co., Ltd.	900	129,451
Nabtesco Corp.	425	8,660
Nagoya Railroad Co., Ltd.	5,000	20,806
NEC Corp.	11,900	37,741
Nexon Co., Ltd.	800	13,014
NGK Insulators Ltd.	1,000	22,614
NGK Spark Plug Co., Ltd.	1,000	26,584
NH Foods Ltd.	1,000	19,725
NHK Spring Co., Ltd.	1,000	10,048
Nidec Corp.	1,000	72,600
Nikon Corp.	1,800	24,252
Nintendo Co., Ltd.	500	68,720
Nippon Building Fund, Inc. (REIT)	6	28,638
Nippon Electric Glass Co., Ltd.	2,000	10,062
Nippon Express Co., Ltd.	4,000	18,937
Nippon Paint Holdings Co., Ltd.	400	9,710
Nippon Prologis REIT, Inc. (REIT)	9	16,258
Nippon Steel & Sumitomo Metal Corp.	3,600	71,770
Nippon Telegraph & Telephone Corp.	3,376	135,389
Nippon Yusen Kabushiki Kaisha	9,000	21,962
Nissan Motor Co., Ltd.	11,800	124,969
Nisshin Seifun Group, Inc.	1,000	16,357
Nissin Foods Holdings Co., Ltd.	200	10,641
Nitori Holdings Co., Ltd.	300	25,245
Nitto Denko Corp.	700	51,580
NOK Corp.	600	14,050
Nomura Holdings, Inc.	16,800	94,238
Nomura Real Estate Holdings, Inc.	800	14,838
Nomura Real Estate Master Fund, Inc. (REIT)*	19	23,617
Nomura Research Institute Ltd.	700	27,067
NSK Ltd.	2,500	27,376
NTT Data Corp.	500	24,397
NTT DoCoMo, Inc.	6,900	141,877
Obayashi Corp.	3,000	27,866
Obic Co., Ltd.	300	15,922
Odakyu Electric Railway Co., Ltd.	3,000	32,367
Oji Holdings Corp.	4,000	16,222
Olympus Corp.	1,200	47,784
Omron Corp.	800	26,311
Ono Pharmaceutical Co., Ltd.	400	71,381
Oracle Corp.	200	9,315
Oriental Land Co., Ltd.	900	54,733
ORIX Corp.	5,600	79,417
Osaka Gas Co., Ltd.	10,000	36,138
Otsuka Corp.	300	14,747
Otsuka Holdings KK	1,822	65,204
Panasonic Corp.	10,414	106,602
Park24 Co., Ltd.	600	14,517
Rakuten, Inc.	4,100	47,256
Recruit Holdings Co., Ltd.	800	23,695
Resona Holdings, Inc.	10,800	52,473
Ricoh Co., Ltd.	3,400	35,182
Rinnai Corp.	200	17,753
ROHM Co., Ltd.	500	25,252
Ryohin Keikaku Co., Ltd.	100	20,272
Sankyo Co., Ltd.	300	11,192
Sanrio Co., Ltd.	299	7,019
Santen Pharmaceutical Co., Ltd.	2,000	33,061
SBI Holdings, Inc.	1,344	14,520
Secom Co., Ltd.	900	61,467
Sega Sammy Holdings, Inc.	1,200	11,281
Seibu Holdings, Inc.	600	12,298
Seiko Epson Corp.	1,500	23,253
Sekisui Chemical Co., Ltd.	2,200	28,946
Sekisui House Ltd.	2,600	44,088
Seven & I Holdings Co., Ltd.	3,600	165,745
Seven Bank Ltd.	1,900	8,389
Shikoku Electric Power Co., Inc.	1,100	17,209
Shimadzu Corp.	1,000	16,772
Shimamura Co., Ltd.	100	11,720
Shimano, Inc.	400	61,524
Shimizu Corp.	3,000	24,551
Shin-Etsu Chemical Co., Ltd.	1,900	104,077
Shinsei Bank Ltd.	10,000	18,552
Shionogi & Co., Ltd.	1,400	63,831
Shiseido Co., Ltd.	1,500	31,387
Showa Shell Sekiyu KK	1,200	9,775
SMC Corp.	200	51,969
SoftBank Group Corp.	4,400	223,659
Sohgo Security Services Co., Ltd.	300	14,109
Sompo Japan Nipponkoa Holdings, Inc.	1,500	49,358
Sony Corp.	5,800	143,783
Sony Financial Holdings, Inc.	800	14,423
Stanley Electric Co., Ltd.	700	15,395
Sumitomo Chemical Co., Ltd.	6,000	34,757
Sumitomo Corp.	5,600	57,505
Sumitomo Dainippon Pharma Co., Ltd.	1,000	11,832
Sumitomo Electric Industries Ltd.	3,400	48,537
Sumitomo Heavy Industries Ltd.	3,000	13,578
Sumitomo Metal Mining Co., Ltd.	2,000	24,225
Sumitomo Mitsui Financial Group, Inc.	5,891	224,352
Sumitomo Mitsui Trust Holdings, Inc.	15,100	57,554
Sumitomo Realty & Development Co., Ltd.	1,000	28,615
Sumitomo Rubber Industries Ltd.	1,100	14,332
Suntory Beverage & Food Ltd.	600	26,325
Suzuken Co., Ltd.	300	11,420
Suzuki Motor Corp.	1,600	49,016
Sysmex Corp.	600	38,898
T&D Holdings, Inc.	2,500	33,263
Taiheiyo Cement Corp.	6,000	17,598
Taisei Corp.	4,000	26,542
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,132
Taiyo Nippon Sanso Corp.	1,000	9,073
Takashimaya Co., Ltd.	1,000	9,007
Takeda Pharmaceutical Co., Ltd.	3,600	180,869
TDK Corp.	500	32,314
Teijin Ltd.	5,000	17,170
Terumo Corp.	1,300	40,723
The Bank of Kyoto Ltd.	2,000	18,569
The Bank of Yokohama Ltd.	6,000	37,076
The Chiba Bank Ltd.	4,000	28,645
The Chugoku Bank Ltd.	1,000	13,352
The Gunma Bank Ltd.	2,000	11,647
The Hachijuni Bank Ltd.	2,258	13,920
The Hiroshima Bank Ltd.	3,000	17,074
The Iyo Bank Ltd.	1,600	15,597
The Joyo Bank Ltd.	3,000	14,209
The Shizuoka Bank Ltd.	3,000	29,392
The Suruga Bank Ltd.	1,000	20,833
THK Co., Ltd.	600	11,192
Tobu Railway Co., Ltd.	4,000	19,742
Toho Co., Ltd.	700	19,415
Toho Gas Co., Ltd.	2,000	12,941
Tohoku Electric Power Co., Inc.	2,500	31,469
Tokio Marine Holdings, Inc.	3,300	128,541
Tokyo Electric Power Co., Inc.*	6,200	35,907
Tokyo Electron Ltd.	800	48,421
Tokyo Gas Co., Ltd.	11,000	52,010
Tokyo Tatemono Co., Ltd.	1,100	12,049
Tokyu Corp.	5,000	39,767
Tokyu Fudosan Holdings Corp.	2,300	14,452
TonenGeneral Sekiyu KK	1,000	8,443
Toppan Printing Co., Ltd.	3,000	27,782
Toray Industries, Inc.	7,000	65,513
Toshiba Corp.*	16,000	33,091
TOTO Ltd.	800	28,326
Toyo Seikan Kaisha Ltd.	1,000	18,594
Toyo Suisan Kaisha Ltd.	500	17,520
Toyoda Gosei Co., Ltd.	400	9,156
Toyota Industries Corp.	700	37,781
Toyota Motor Corp.	12,800	792,038
Toyota Tsusho Corp.	1,100	25,799
Trend Micro, Inc.	600	24,503
Unicharm Corp.	1,600	32,838
United Urban Investment Corp. (REIT)	12	16,267
USS Co., Ltd.	1,000	15,152
West Japan Railway Co.	800	55,666
Yahoo! Japan Corp.	7,700	31,512
Yakult Honsha Co., Ltd.	500	24,544
Yamada Denki Co., Ltd.	2,400	10,417
Yamaguchi Financial Group, Inc.	1,000	11,850
Yamaha Corp.	900	21,810
Yamaha Motor Co., Ltd.	1,400	31,727
Yamato Holdings Co., Ltd.	1,400	29,836
Yaskawa Electric Corp.	1,100	15,042
Yokogawa Electric Corp.	800	9,696
Yokohama Rubber Co., Ltd.	550	8,462
(Cost $7,538,762)		13,428,898
Luxembourg 0.2%
ArcelorMittal	5,425	22,605
Millicom International Cellular SA (SDR)	297	17,106
RTL Group SA	93	7,787
SES SA (FDR)	1,379	38,352
Tenaris SA	1,967	23,543
(Cost $158,263)		109,393
Macau 0.1%
Sands China Ltd.	10,819	36,854
Wynn Macau Ltd.	9,981	11,645
(Cost $29,559)		48,499
Mexico 0.0%
Fresnillo PLC (f) (Cost $6,143)	563	5,902
Netherlands 3.4%
Aegon NV	8,048	45,727
AerCap Holdings NV* (e)	400	17,264
Akzo Nobel NV	1,110	74,389
Altice NV "A"*	1,278	18,402
Altice NV "B"*	553	8,053
ASML Holding NV	1,667	145,670
Boskalis Westminster NV	436	17,634
Gemalto NV	433	25,992
Heineken Holding NV	433	33,431
Heineken NV	1,058	89,864
ING Groep NV (CVA)	17,801	237,642
Koninklijke (Royal) KPN NV	14,611	55,464
Koninklijke Ahold NV	3,710	78,519
Koninklijke DSM NV	888	44,570
Koninklijke Philips NV	4,452	113,428
Koninklijke Vopak NV	278	11,988
NN Group NV	1,022	36,290
NXP Semiconductors NV* (d)	644	54,257
OCI NV*	538	13,328
QIAGEN NV*	1,197	33,009
Randstad Holding NV	563	35,105
RELX NV	4,664	77,962
Royal Dutch Shell PLC "A"	18,109	409,262
Royal Dutch Shell PLC "B"	11,236	256,549
TNT Express NV	2,645	22,375
Wolters Kluwer NV	1,321	44,209
(Cost $1,464,389)		2,000,383
New Zealand 0.2%
Auckland International Airport Ltd.	4,659	18,281
Contact Energy Ltd.	1,102	3,570
Fletcher Building Ltd.	2,878	14,432
Meridian Energy Ltd.	8,172	13,339
Mighty River Power Ltd.	4,464	8,469
Ryman Healthcare Ltd.	2,391	13,885
Spark New Zealand Ltd.	8,439	19,044
(Cost $50,428)		91,020
Norway 0.5%
DnB ASA	4,482	55,483
Gjensidige Forsikring ASA	808	12,970
Norsk Hydro ASA	7,262	26,996
Orkla ASA	3,044	24,125
Schibsted ASA "A"	384	12,706
Schibsted ASA "B"*	441	14,055
Statoil ASA	4,991	69,896
Telenor ASA	3,470	58,032
Yara International ASA	772	33,076
(Cost $125,312)		307,339
Portugal 0.1%
Banco Comercial Portugues SA "R"*	241,928	12,802
Banco Espirito Santo SA (Registered)*	44,171	0
EDP — Energias de Portugal SA	9,793	35,278
Galp Energia, SGPS, SA	1,682	19,546
Jeronimo Martins, SGPS, SA	1,240	16,125
(Cost $149,600)		83,751
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	8,700	13,960
CapitaLand Commercial Trust Ltd. (REIT)	13,200	12,535
CapitaLand Ltd.	13,925	32,789
CapitaLand Mall Trust (REIT)	8,170	11,099
City Developments Ltd.	2,600	13,997
ComfortDelGro Corp., Ltd.	11,600	24,884
DBS Group Holdings Ltd.	7,496	87,927
Genting Singapore PLC	25,995	14,082
Global Logistic Properties Ltd.	17,000	25,736
Golden Agri-Resources Ltd.	45,073	10,786
Hutchison Port Holdings Trust (Units)	23,000	12,181
Jardine Cycle & Carriage Ltd.	504	12,357
Keppel Corp., Ltd.	4,349	19,870
Oversea-Chinese Banking Corp., Ltd.	14,453	89,406
Sembcorp Industries Ltd.	6,249	13,404
SembCorp Marine Ltd.	5,300	6,524
Singapore Airlines Ltd.	2,870	22,667
Singapore Exchange Ltd.	4,300	23,295
Singapore Press Holdings Ltd.	8,658	24,042
Singapore Technologies Engineering Ltd.	7,500	15,868
Singapore Telecommunications Ltd.	36,901	95,113
StarHub Ltd.	3,900	10,157
Suntec Real Estate Investment Trust (REIT)	15,200	16,585
United Overseas Bank Ltd.	5,258	72,472
UOL Group Ltd.	3,048	13,384
Wilmar International Ltd.	10,300	21,288
Yangzijiang Shipbuilding Holdings Ltd.	12,269	9,501
(Cost $423,930)		725,909
South Africa 0.1%
Mondi PLC (Cost $33,049)	1,469	28,911
Spain 3.0%
Abertis Infraestructuras SA	1,953	30,525
ACS, Actividades de Construccion y Servicios SA	1,054	30,881
Aena SA 144A*	291	33,332
Amadeus IT Holding SA "A"	2,029	89,650
Banco Bilbao Vizcaya Argentaria SA	29,282	214,226
Banco de Sabadell SA (a)	21,127	37,422
Banco Popular Espanol SA	9,299	30,747
Banco Santander SA	66,466	327,445
Bankia SA	25,071	29,205
Bankinter SA	3,644	25,915
CaixaBank SA	13,310	46,704
Distribuidora Internacional de Alimentacion SA*	3,152	18,577
Enagas SA	788	22,271
Endesa SA	1,737	34,955
Ferrovial SA	2,205	49,798
Gas Natural SDG SA	1,451	29,635
Grifols SA	209	9,668
Iberdrola SA	24,763	175,857
Industria de Diseno Textil SA	4,995	170,730
Mapfre SA	5,065	12,687
Red Electrica Corporacion SA	506	42,216
Repsol SA	4,823	52,984
Telefonica SA	20,721	228,714
Zardoya Otis SA	938	10,973
(Cost $1,378,252)		1,755,117
Sweden 2.7%
Alfa Laval AB	1,591	29,161
Assa Abloy AB "B"	4,631	96,975
Atlas Copco AB "A"	2,926	71,911
Atlas Copco AB "B"	1,674	38,590
Boliden AB	1,482	24,995
Electrolux AB "B"	1,315	31,767
Getinge AB "B"	1,083	28,364
Hennes & Mauritz AB "B"	4,337	154,119
Hexagon AB "B"	1,125	41,842
Husqvarna AB "B"	2,628	17,382
ICA Gruppen AB	277	10,048
Industrivarden AB "C"	1,047	17,902
Investor AB "B"	2,042	75,305
Kinnevik Investment AB "B"	996	30,729
Lundin Petroleum AB*	765	11,084
Nordea Bank AB	14,540	160,178
Sandvik AB	4,623	40,334
Securitas AB "B"	1,531	23,464
Skandinaviska Enskilda Banken AB "A"	6,798	71,651
Skanska AB "B"	1,626	31,635
SKF AB "B"	1,686	27,304
Svenska Cellulosa AB "B"	2,643	76,723
Svenska Handelsbanken AB "A"	6,817	90,589
Swedbank AB "A"	4,126	90,931
Swedish Match AB	700	24,765
Tele2 AB "B"	701	6,997
Telefonaktiebolaget LM Ericsson "B"	14,528	140,383
TeliaSonera AB	12,039	59,859
Volvo AB "B"	7,290	67,762
(Cost $547,110)		1,592,749
Switzerland 9.5%
ABB Ltd. (Registered)*	10,074	180,355
Actelion Ltd. (Registered)*	495	68,730
Adecco SA (Registered)*	822	55,951
Aryzta AG*	466	23,802
Baloise Holding AG (Registered)	272	34,604
Barry Callebaut AG (Registered)*	14	15,332
Chocoladefabriken Lindt & Spruengli AG	5	31,214
Cie Financiere Richemont SA (Registered)	2,390	172,189
Coca-Cola HBC AG (CDI)*	1,080	23,035
Credit Suisse Group AG (Registered)*	8,226	177,284
Dufry AG (Registered)*	218	26,107
Ems-Chemie Holding AG (Registered)	28	12,342
Galenica AG (Registered)	22	34,620
Geberit AG (Registered)	170	57,680
Givaudan SA (Registered)*	44	79,928
Glencore PLC*	57,434	76,727
Julius Baer Group Ltd.*	995	48,294
Kuehne & Nagel International AG (Registered)	287	39,454
LafargeHolcim Ltd. (Registered)* (b)	776	38,771
LafargeHolcim Ltd. (Registered)* (b)	1,125	57,120
Lonza Group AG (Registered)*	234	38,033
Nestle SA (Registered)	14,825	1,102,290
Novartis AG (Registered)	10,560	907,636
Pargesa Holding SA (Bearer)	197	12,519
Partners Group Holding AG	87	31,348
Roche Holding AG (Genusschein)	3,260	898,368
Schindler Holding AG	190	31,802
Schindler Holding AG (Registered)	69	11,617
SGS SA (Registered)	26	49,625
Sika AG (Bearer)	10	36,076
Sonova Holding AG (Registered)	285	36,223
STMicroelectronics NV	3,421	23,000
Sulzer AG (Registered)	82	7,718
Swatch Group AG (Bearer)	138	48,017
Swatch Group AG (Registered)	241	16,347
Swiss Life Holding AG (Registered)*	139	37,621
Swiss Prime Site AG (Registered)*	358	27,930
Swiss Re AG	1,610	157,766
Swisscom AG (Registered)	120	60,160
Syngenta AG (Registered)	425	168,094
Transocean Ltd.	1,830	22,702
UBS Group AG (Registered)	17,085	332,966
Wolseley PLC	1,216	65,994
Zurich Insurance Group AG*	689	177,466
(Cost $2,309,552)		5,554,857
United Kingdom 17.8%
3i Group PLC	4,045	28,684
Aberdeen Asset Management PLC	5,044	21,565
Admiral Group PLC	1,135	27,772
Aggreko PLC	1,301	17,590
Amec Foster Wheeler PLC	2,092	13,253
Anglo American PLC	6,089	27,060
Antofagasta PLC	1,865	12,929
ARM Holdings PLC	6,584	100,866
Ashtead Group PLC	2,572	42,534
Associated British Foods PLC	1,601	78,859
AstraZeneca PLC	5,838	398,000
Auto Trader Group PLC 144A*	4,073	26,660
Aviva PLC	19,447	147,774
Babcock International Group PLC	1,286	19,283
BAE Systems PLC	14,890	109,664
Barclays PLC	77,223	249,841
Barratt Developments PLC	4,271	39,311
BG Group PLC	15,702	227,862
BP PLC	84,581	443,864
British American Tobacco PLC	8,625	480,220
British Land Co. PLC (REIT)	4,284	49,672
BT Group PLC	38,547	268,007
Bunzl PLC	1,458	40,444
Burberry Group PLC	1,846	32,526
Capita PLC	3,042	54,246
Carnival PLC	819	46,627
Centrica PLC	23,739	76,454
CNH Industrial NV	4,024	27,714
Cobham PLC	6,151	25,731
Compass Group PLC	7,806	135,301
Croda International PLC	739	33,165
Diageo PLC	11,749	322,035
Direct Line Insurance Group PLC	4,634	27,883
Dixons Carphone PLC	4,182	30,826
easyJet PLC	860	22,083
Fiat Chrysler Automobiles NV* (b) (e)	3,242	45,356
Fiat Chrysler Automobiles NV* (b)	907	12,747
G4S PLC	8,437	28,069
GKN PLC	7,317	33,331
GlaxoSmithKline PLC	22,510	455,975
Hammerson PLC (REIT)	4,207	37,220
Hargreaves Lansdown PLC	1,419	31,523
HSBC Holdings PLC	90,696	718,591
ICAP PLC	2,868	21,557
IMI PLC	1,453	18,464
Imperial Tobacco Group PLC	4,497	237,979
Inmarsat PLC	1,838	30,844
InterContinental Hotels Group PLC	1,018	39,865
International Consolidated Airlines Group SA	3,503	31,448
Intertek Group PLC	685	28,095
Intu Properties PLC (REIT)	5,062	23,680
Investec PLC	2,971	21,012
ITV PLC	18,037	73,588
J Sainsbury PLC	7,303	27,899
Johnson Matthey PLC	871	34,147
Kingfisher PLC	11,197	54,381
Land Securities Group PLC (REIT)	3,694	64,195
Legal & General Group PLC	28,042	110,777
Lloyds Banking Group PLC	268,289	289,891
London Stock Exchange Group PLC	1,444	58,415
Marks & Spencer Group PLC	7,437	49,711
Meggitt PLC	4,224	23,348
Melrose Industries PLC	5,325	22,836
Merlin Entertainments PLC 144A	3,813	25,611
National Grid PLC	17,220	238,265
Next PLC	649	69,776
Old Mutual PLC	22,861	60,283
Pearson PLC	3,553	38,551
Persimmon PLC*	1,279	38,219
Petrofac Ltd.	945	11,096
Provident Financial PLC	773	38,363
Prudential PLC	11,842	267,578
Randgold Resources Ltd.	508	31,057
Reckitt Benckiser Group PLC	2,947	273,165
RELX PLC	5,088	89,875
Rexam PLC	3,836	34,145
Rio Tinto Ltd.	1,972	63,884
Rio Tinto PLC	5,737	167,300
Rolls-Royce Holdings PLC*	8,479	71,818
Royal Bank of Scotland Group PLC*	15,527	69,196
Royal Mail PLC	3,656	23,939
RSA Insurance Group PLC	4,579	28,788
SABMiller PLC	4,480	269,614
Schroders PLC	676	29,656
Segro PLC (REIT)	4,050	25,653
Severn Trent PLC	1,017	32,650
Sky PLC	4,630	75,911
Smith & Nephew PLC	4,215	75,304
Smiths Group PLC	2,147	29,775
Sports Direct International PLC*	1,266	10,764
SSE PLC	4,613	103,816
St. James's Place PLC	2,209	32,857
Standard Chartered PLC	15,575	129,422
Standard Life PLC	9,453	54,323
Tate & Lyle PLC	2,204	19,493
Taylor Wimpey PLC	14,187	42,282
Tesco PLC*	37,107	81,778
The Sage Group PLC	4,686	41,634
The Weir Group PLC	1,131	16,702
Travis Perkins PLC	1,323	38,480
Unilever NV (CVA)	7,514	324,521
Unilever PLC	5,907	254,833
United Utilities Group PLC	2,903	40,109
Vodafone Group PLC	122,643	399,741
Whitbread PLC	834	54,144
William Hill PLC	4,740	27,700
WM Morrison Supermarkets PLC	12,066	26,356
WPP PLC	6,139	141,693
(Cost $6,132,307)		10,351,369
Total Common Stocks (Cost $31,012,078)		57,024,419

Preferred Stocks 0.5%
Germany 0.5%
Bayerische Motoren Werke (BMW) AG	294	24,738
Fuchs Petrolub SE	181	8,607
Henkel AG & Co. KGaA	827	92,710
Porsche Automobil Holding SE	713	39,081
Volkswagen AG	887	128,522
(Cost $93,984)		293,658
Spain 0.0%
Grifols SA "B" (Cost $5,183)	286	9,265
Total Preferred Stocks (Cost $99,167)		302,923

Rights 0.0%
Italy 0.0%
UBI Banca — Unione di Banche Italiane SpA, Expiration Date 1/12/2016* (Cost $0)	4,925	0
Singapore 0.0%
Ascendas Real Estate Investment Trust, Expiration Date 1/13/2016* (Cost $0)	326	13
Spain 0.0%
Repsol SA, Expiration Date 1/14/2016* (Cost $2,975)	5,872	2,929
Total Right (Cost $2,975)		2,942

Securities Lending Collateral 0.1%
Daily Assets Fund, 0.36% (g) (h) (Cost $35,572)	35,572	35,572

Cash Equivalents 0.0%
Central Cash Management Fund, 0.25% (g) (Cost $13,412)	13,412	13,412

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,163,204)†	98.6	57,379,268
Other Assets and Liabilities, Net	1.4	803,946
Net Assets	100.0	58,183,214

* Non-income producing security.

† The cost for federal income tax purposes was $33,910,304. At December 31, 2015, net unrealized appreciation for all securities based on tax cost was $23,468,964. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,945,435 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,476,471.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2015 amounted to $32,602, which is 0.1% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated issuer. This security is owned in proportion with its representation in the index.

(d) Listed on the NASDAQ Stock Exchange.

(e) Listed on the New York Stock Exchange.

(f) Listed on the London Stock Exchange.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen (Certificate of Stock)

FDR: Fiduciary Depositary Receipt

FTSE: Financial Times and the London Stock Exchange

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At December 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	3/18/2016	10	356,671	7,694
FTSE 100 Index	GBP	3/18/2016	5	456,855	19,190
SPI 200 Index	AUD	3/17/2016	1	95,769	6,446
TOPIX Index	JPY	3/10/2016	2	257,498	(7,009)
Total net unrealized appreciation					26,321

At December 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	61,968	AUD	85,886	3/16/2016	379	Morgan Stanley
USD	322,539	JPY	38,846,263	3/16/2016	1,277	Morgan Stanley
CHF	66,189	USD	67,705	3/16/2016	1,403	Morgan Stanley
EUR	227,241	USD	250,000	3/16/2016	2,557	Morgan Stanley
GBP	120,837	USD	180,000	3/16/2016	1,838	Bank of New York Mellon Corp.
SGD	15,718	USD	11,122	3/16/2016	65	Societe Generale
Total unrealized appreciation					7,519

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	24,694	DKK	167,085	3/16/2016	(305)	Morgan Stanley
USD	441,755	EUR	399,292	3/16/2016	(6,966)	Citigroup, Inc.
USD	268,546	GBP	177,294	3/16/2016	(7,146)	Citigroup, Inc.
USD	12,980	ILS	50,000	3/16/2016	(109)	Morgan Stanley
USD	14,945	NOK	130,000	3/16/2016	(269)	Bank of New York Mellon Corp.
HKD	11,153	USD	1,439	3/16/2016	0	Societe Generale
JPY	24,008,174	USD	200,000	3/16/2016	(128)	Morgan Stanley
SEK	300,268	USD	35,384	3/16/2016	(266)	Societe Generale
Total unrealized depreciation					(15,189)

Currency Abbreviations

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

ILS Israeli Shekel

JPY Japanese Yen

NOK Norwegian Krone

SEK Swedish Krona

SGD Singapore Dollar

USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (i)
Australia	$ —	$ 3,931,558	$ 9,434	$ 3,940,992
Austria	—	103,207	—	103,207
Belgium	—	805,286	—	805,286
Denmark	—	1,094,211	—	1,094,211
Finland	—	532,900	—	532,900
France	—	5,539,136	—	5,539,136
Germany	—	4,935,053	—	4,935,053
Hong Kong	8,400	1,768,378	—	1,776,778
Ireland	—	515,637	—	515,637
Israel	41,326	411,157	—	452,483
Italy	—	1,244,639	—	1,244,639
Japan	—	13,428,898	—	13,428,898
Luxembourg	—	109,393	—	109,393
Macau	—	48,499	—	48,499
Mexico	—	5,902	—	5,902
Netherlands	71,521	1,928,862	—	2,000,383
New Zealand	—	91,020	—	91,020
Norway	—	307,339	—	307,339
Portugal	—	83,751	0	83,751
Singapore	—	725,909	—	725,909
South Africa	—	28,911	—	28,911
Spain	—	1,755,117	—	1,755,117
Sweden	—	1,592,749	—	1,592,749
Switzerland	—	5,554,857	—	5,554,857
United Kingdom	45,356	10,306,013	—	10,351,369
Preferred Stocks (i)	—	302,923	—	302,923
Rights (i)	—	2,942	0	2,942
Short-Term Investments (i)	48,984	—	—	48,984
Derivatives (j)
Futures Contracts	33,330	—	—	33,330
Forward Foreign Currency Exchange Contracts	—	7,519	—	7,519
Total	$ 248,917	$ 57,161,766	$ 9,434	$ 57,420,117
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (j)
Futures Contracts	$ (7,009)	$ —	$ —	$ (7,009)
Forward Foreign Currency Exchange Contracts	—	(15,189)	—	(15,189)
Total	$ (7,009)	$ (15,189)	$ —	$ (22,198)

There have been no transfers between fair value measurement levels during the year ended December 31, 2015.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of December 31, 2015
Assets
Investments: Investments in non-affiliated securities, at value (cost $30,912,662) — including $32,602 of securities loaned	$ 57,168,893
Investment in Daily Assets Fund (cost $35,572)*	35,572
Investment in affiliated securities (cost $214,970)	174,803
Total investments in securities, at value (cost $31,163,204)	57,379,268
Cash	9,946
Foreign currency, at value (cost $585,691)	584,865
Deposit with broker for futures contracts	189,616
Receivable for investments sold	527,492
Receivable for Fund shares sold	252,520
Dividends receivable	62,217
Interest receivable	1,050
Receivable for variation margin on futures contracts	26,321
Unrealized appreciation on forward foreign currency exchange contracts	7,519
Foreign taxes recoverable	234,934
Other assets	20,918
Total assets	59,296,666
Liabilities
Payable upon return of securities loaned	35,572
Line of credit loan payable	450,000
Payable for Fund shares redeemed	240,880
Unrealized depreciation on forward foreign currency exchange contracts	15,189
Distributions payable	208,764
Accrued Trustees' fees	5,690
Other accrued expenses and payables	157,357
Total liabilities	1,113,452
Net assets, at value	$ 58,183,214

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of December 31, 2015 (continued)
Net Assets Consist of
Distributions in excess of net investment income	(344,737)
Net unrealized appreciation (depreciation) on: Investments	26,216,064
Futures	26,321
Foreign currency	(28,702)
Accumulated net realized gain (loss)	5,437,288
Paid-in capital	26,876,980
Net assets, at value	$ 58,183,214
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($58,183,214 ÷ 8,270,160 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.04

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended December 31, 2015
Investment Income
Income: Dividends (net of foreign taxes withheld of $506,909)	$ 6,111,959
Income distributions from affiliated securities (net of foreign taxes withheld of $3,493)	21,659
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	111,602
Total income	6,245,220
Expenses: Management fee	436,452
Administrative fee	174,581
Services to shareholders	49,944
Custodian fee	125,434
Professional fees	94,357
Reports to shareholders	39,935
Registration fees	25,197
Trustees' fees and expenses	11,483
Other	48,329
Total expenses before expense reductions	1,005,712
Expense reductions	(411,735)
Total expenses after expense reductions	593,977
Net investment income	5,651,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	70,272,361
Sale of affiliated securities	(339,921)
Futures	298,050
Foreign currency	(637,477)
69,593,013
Change in net unrealized appreciation (depreciation) on: Investments	(58,338,654)
Futures	(72,188)
Foreign currency	75,315
(58,335,527)
Net gain (loss)	11,257,486
Net increase (decrease) in net assets resulting from operations	$ 16,908,729

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Years Ended December 31,
	2015	2014
Operations: Net investment income (loss)	$ 5,651,243	$ 8,828,556
Net realized gain (loss)	69,593,013	118,523
Change in net unrealized appreciation (depreciation)	(58,335,527)	(25,044,921)
Net increase (decrease) in net assets resulting from operations	16,908,729	(16,097,842)
Distributions to shareholders from: Net investment income	(6,294,624)	(8,233,242)
Net realized gains	(25,741,331)	—
Total distributions	(32,035,955)	(8,233,242)
Fund share transactions: Proceeds from shares sold	60,559,226	88,188,148
Reinvestment of distributions	29,053,989	8,032,492
Payments for shares redeemed	(272,481,714)	(83,469,516)
Redemption fees	102	706
Net increase (decrease) in net assets from Fund share transactions	(182,868,397)	12,751,830
Increase (decrease) in net assets	(197,995,623)	(11,579,254)
Net assets at beginning of period	256,178,837	267,758,091
Net assets at end of period (including distributions in excess of net investment income of $344,737 and $969,349, respectively)	$ 58,183,214	$ 256,178,837
Other Information
Shares outstanding at beginning of period	19,150,728	18,247,454
Shares sold	4,553,778	6,040,388
Shares issued to shareholders in reinvestment of distributions	3,908,649	587,184
Shares redeemed	(19,342,995)	(5,724,298)
Net increase (decrease) in Fund shares	(10,880,568)	903,274
Shares outstanding at end of period	8,270,160	19,150,728

The accompanying notes are an integral part of the financial statements.

Financial Highlights

	Years Ended December 31,
	2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 13.38	$ 14.67	$ 12.39	$ 10.79	$ 12.73
Income (loss) from investment operations: Net investment income (loss)[a]	.45	.48	.35	.35	.38
Net realized and unrealized gain (loss)	(.51)[c]	(1.33)	2.30	1.63	(1.95)
Total from investment operations	(.06)	(.85)	2.65	1.98	(1.57)
Less distributions from: Net investment income	(1.12)	(.44)	(.37)	(.38)	(.37)
Net realized gains	(5.16)	—	—	—	—
Total distributions	(6.28)	(.44)	(.37)	(.38)	(.37)
Redemption fees	.00*	.00*	.00*	.00*	.00*
Net asset value, end of period	$ 7.04	$ 13.38	$ 14.67	$ 12.39	$ 10.79
Total Return (%)	(.74)[b]	(5.84)[b]	21.56	18.35	(12.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58	256	268	271	283
Ratio of expenses before expense reductions (%)	.58	.49	.50	.54	.50
Ratio of expenses after expense reductions (%)	.34	.46	.50	.54	.50
Ratio of net investment income (loss) (%)	3.24	3.32	2.59	2.98	3.03
Portfolio turnover rate (%)	127[d]	4	10	8	6

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the year ended December 31, 2015 does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] For the year ended December 31, 2015, the portfolio turnover rate includes the effect of a purchase and sale of an exchange traded fund purchased to keep the Fund fully invested while raising cash to fund a large redemption. Turnover without this transaction would have been 12%.

* Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche EAFE® Equity Index Fund (the "Fund") is a diversified series of the Deutsche Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. During the year ended December 31, 2015, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of December 31, 2015) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2015, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2015, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net long-term capital gains	$ 7,859,104
Net unrealized appreciation (depreciation) on investments	$ 23,468,964

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended December 31,
	2015	2014
Distributions from ordinary income	$ 6,277,957	$ 8,233,242
Distributions from long-term capital gains	$ 25,757,998	$ —

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2015, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2015, is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,167,000 to $6,052,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended December 31, 2015, the Fund used forward currency contracts as a means of maintaining the Fund's currency exposure consistent with that of the EAFE index and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of December 31, 2015, is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2015, the investment in forward currency contracts U.S. dollars purchased had a total contract value generally indicative of a range from approximately $164,000 to $4,322,000, and the investment in forward currency contracts U.S. dollars sold had a total contract value generally indicative of a range from approximately $923,000 to $8,073,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ 33,330	$ 33,330
Foreign Exchange Contracts (b)	7,519	—	7,519
	$ 7,519	$ 33,330	$ 40,849

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (7,009)	$ (7,009)
Foreign Exchange Contracts (b)	(15,189)	—	(15,189)
	$ (15,189)	$ (7,009)	$ (22,198)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ 298,050	$ 298,050
Foreign Exchange Contracts (b)	(161,254)	—	(161,254)
	$ (161,254)	$ 298,050	$ 136,796

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ (72,188)	$ (72,188)
Foreign Exchange Contracts (b)	60,852	—	60,852
	$ 60,852	$ (72,188)	$ (11,336)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) from futures

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of December 31, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of New York Mellon Corp.	$ 1,838	$ (269)	$ —	$ 1,569
Morgan Stanley	5,616	(542)	—	5,074
Societe Generale	65	(65)	—	—
	$ 7,519	$ (876)	$ —	$ 6,643
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of New York Mellon Corp.	$ 269	$ (269)	$ —	$ —
Citigroup, Inc.	14,112	—	—	14,112
Morgan Stanley	542	(542)	—	—
Societe Generale	266	(65)	—	201
	$ 15,189	$ (876)	$ —	$ 14,313

C. Purchases and Sales of Securities

During the year ended December 31, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $206,926,559 and $412,739,570, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2015 through September 30, 2015, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.34%.

Effective October 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.32%.

For the year ended December 31, 2015, fees waived and/or expenses reimbursed for the Fund were $411,735.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2015, the Administration Fee was $174,581, of which $5,664 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC compensates DST out of the shareholder servicing fee it receives from the Fund. DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the year ended December 31, 2015, the amount charged to the Fund by DSC aggregated $8,368, of which $1,159 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $22,869, of which $9,845 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the year ended December 31, 2015, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $9,768.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At December 31, 2015, the Fund had a $450,000 outstanding loan. Interest expense incurred on the borrowings was $2,905 for the year ended December 31, 2015. The average dollar amount of the borrowings was $3,534,211, the weighted average interest rate on these borrowings was 1.58% and the Fund had a loan outstanding for 19 days throughout the period. The borrowings were valued at cost, which approximates fair value.

F. Transactions with Affiliates

Deutsche Bank AG and Central Cash Management Fund are considered to be affiliated investments. A summary of the Fund's transactions with these affiliated investments during the year ended December 31, 2015 is as follows:

Affiliate	Value ($) at 12/31/2014	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 12/31/2015
Deutsche Bank AG	850,462	42,376	723,161	(339,921)	19,790	—	161,391
Central Cash Management Fund	3,222,789	66,564,716	69,774,093	—	1,869	—	13,412
Total	4,073,251	66,607,092	70,497,254	(339,921)	21,659	—	174,803

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche Institutional Funds and Shareholders of Deutsche EAFE® Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche EAFE® Equity Index Fund (the "Fund") at December 31, 2015, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts February 23, 2016	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015 to December 31, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2015 (Unaudited)
Actual Fund Return	Institutional Class
Beginning Account Value 7/1/15	$ 1,000.00
Ending Account Value 12/31/15	$ 934.30
Expenses Paid per $1,000*	$ 1.66
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 7/1/15	$ 1,000.00
Ending Account Value 12/31/15	$ 1,023.49
Expenses Paid per $1,000*	$ 1.73

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Class
Deutsche EAFE® Equity Index Fund	.34%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

The Fund paid distributions of $5.16 per share from net long-term capital gains during its year ended December 31, 2015.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $36,979,000 as capital gain dividends for its year ended December 31, 2015.

For federal income tax purposes, the Fund designates $4,750,000, or the maximum amount allowable under tax law, as qualified dividend income.

The Fund paid foreign taxes of $303,127 and earned $4,905,105 of foreign source income during the year ended December 31, 2015. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.06 per share as foreign taxes paid and $0.94 per share as income earned from foreign sources for the year ended December 31, 2015.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche EAFE® Equity Index Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Institutional Class shares) was in the 3rd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014) ("Lipper Universe Expenses"). The Board noted that the expense limitation agreed to by DIMA was expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	106	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	106	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	106	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	106	Director, Becton Dickinson and Company[2] (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	106	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	106	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	106	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	106	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	106	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	106	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	106	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of Fund Administration, Deutsche Asset Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (since 2015); and Director and Vice President, DeAWM Trust Company (since 2016)
Melinda Morrow[6] (1970) Vice President, 2012–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management; and Chairman, Director and President, DeAWM Trust Company (since 2013); formerly, Director, DeAWM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, DeAWM Distributors, Inc.; and Secretary, DeAWM Service Company
Robert Kloby[6] (1962) Chief Compliance Officer, 2006–present	Managing Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan[6] (1974) Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	25159R 601
Fund Number	558

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

deutsche EAFE Equity index Fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$68,369	$0	$0	$0
2014	$67,029	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$30,661	$0
2014	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$0	$30,661	$0	$30,661
2014	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2014 and 2015 financial statements, the Fund entered into an engagement letter with PwC. The terms of the 2015 engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE® Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 29, 2016